Shareholder Fees - FidelityLowDurationBondETF-PRO	Dec. 30, 2024 USD ($)
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF
Shareholder Fees:
(fees paid directly from your investment)	none